Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business - Narrative (Details) - USD ($)				12 Months Ended
	Dec. 31, 2019	Nov. 05, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 05, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale of a fabrication facility and application specific integrated circuit business				$ 0	$ 0	$ 614,554,000
Deposits from customers				$ 117,882,000	34,713,000		$ 100,000
Facility in Tampines, Singapore
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received			$ 236,000,000
Gain on sale of a fabrication facility and application specific integrated circuit business	$ 196,554,000					196,554,000
Net assets	39,446,000					39,446,000
ASIC Business
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received		$ 555,977,000
Gain on sale of a fabrication facility and application specific integrated circuit business		418,000,000				418,000,000
Net assets	124,067,000	124,067,000				124,067,000
Commission and termination costs		$ 13,900,000
Deposits from customers	$ 40,000,000				$ 28,766,000	$ 40,000,000